Initial Public Offering (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Initial Public Offering [Line Items]
Price per share (in Dollars per share)		$ 10.175
Gross proceeds (in Dollars)			$ 57,500,000		$ 57,500,000
Warrant expiration term		5 years
Business Combination [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)		$ 10			$ 10
Expire IPO [Member]
Initial Public Offering [Line Items]
Expire term	5 years
Public Warrant [Member]
Initial Public Offering [Line Items]
Number of warrant	1
Price per share (in Dollars per share)	$ 11.5
Ordinary shares	1
Redeemable warrant	1
Class A Ordinary Shares [Member]
Initial Public Offering [Line Items]
Price per share (in Dollars per share)		11.5			11.5
Number of Shares Issued Per Unit (in Dollars per share)	$ 1
Number of shares issuable per warrant	1
Ordinary shares	1
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of units	5,750,000
Price per share (in Dollars per share)	$ 10	$ 10			$ 10
Gross proceeds (in Dollars)	$ 57,500,000	$ 1,150,000			$ 1,150,000
Sale of units	5,750,000
Price per units (in Dollars per share)	$ 10
Initial Public Offering [Member] | Business Combination [Member]
Initial Public Offering [Line Items]
Warrant expiration term	5 years
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Number of units	750,000	750,000			750,000
Units granted to the underwriters	750,000